Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended
	Feb. 29, 2012 People	Jun. 30, 2012	Mar. 31, 2012	Jan. 30, 2012	Mar. 31, 2011	Jan. 30, 2010
Shares Authorized
Number of shares authorized				105,000,000
Preferred shares authorized		5,000,000	5,000,000	5,000,000	5,000,000
Par value of preferred stock				$ 0.0001
Common stock shares authorized		100,000,000	100,000,000	100,000,000	100,000,000
Par value of common stock				$ 0.0001		$ 0.0001
Common Stock
Common shares issued to affiliate				10,000,000
Paid in capital				$ 1,000		$ (1,000)
Common shares issued to related party				200,000
Common stock purchase price to related party				$ 20
Common shares issued	330,000
Sale price per shares	$ 0.10
Common stock purchase price	33,000
Number of stock purchasers	33
Capital Contribution
Capital converted to additional paid-in capital				15,247
Undistributed Earnings converted to additional paid-in capital				$ 21,026